Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Operations
VOYAGE REVENUES:	$ 393,989	$ 395,162	$ 408,006
EXPENSES:
Commissions	12,215	14,290	13,837
Voyage expenses	111,797	127,156	85,813
Charter hire expense (Note 5)	0	0	1,905
Vessel operating expenses	133,251	129,884	126,022
Depreciation	94,340	101,050	92,889
Amortization of deferred dry-docking costs	4,910	4,878	4,553
Management fees (Note 2(a))	15,887	15,598	14,143
General and administrative expenses	4,093	4,292	3,627
Management incentive award	0	0	425
Stock compensation expense (Note 9)	730	820	1,068
Foreign currency losses/ (gains)	30	458	(378)
Net loss/ (gain) on sale of vessels	1,879	(5,001)	(19,670)
Vessel impairment charge (Note 5)	13,567	39,434	3,077
Total expenses	392,699	432,859	327,311
Operating income/(loss)	1,290	(37,697)	80,695
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 8)	(51,576)	(53,571)	(62,283)
Interest income	1,348	2,715	2,626
Other, net	(118)	(397)	(3)
Total other expenses, net	(50,346)	(51,253)	(59,660)
Net (loss)/income	(49,056)	(88,950)	21,035
Less: Net income attributable to the noncontrolling interest	(207)	(546)	(1,267)
Net (loss)/income attributable to Tsakos Energy Navigation Limited	$ (49,263)	$ (89,496)	$ 19,768
(Loss)/Earnings per share, basic attributable to Tsakos Energy Navigation Limited common shareholders	$ (0.92)	$ (1.94)	$ 0.50
(Loss)/Earnings per share, diluted attributable to Tsakos Energy Navigation Limited common shareholders	$ (0.92)	$ (1.94)	$ 0.50
Weighted average number of shares, basic	53,301,039	46,118,534	39,235,601
Weighted average number of shares, diluted	53,301,039	46,118,534	39,601,678